Employee Benefits (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits [Abstract]
Current	[1]	$ 5,965,581	$ 0
Non-current	[1]	35,678,357	33,571,138
Total		$ 41,643,938	$ 33,571,138

[1]	The Company has an approved short-term retirement program.